Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of the Plan's Investments
The following table sets forth by level within the fair value hierarchy the fair value of the Plan’s investments.

	Investments at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$192,794,319	$—	$—	$192,794,319
Pooled separate accounts	85,803,178	—	—	85,803,178
Newmark Fund (a)	10,853,909	—	—	10,853,909
Common/collective trust funds	3,395,362			3,395,362
Total investments	$292,846,768	$—	$—	$292,846,768

	Investments at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$132,794,056	$—	$—	$132,794,056
Pooled separate accounts	83,818,635	—	—	83,818,635
Newmark Fund (a)	7,582,090	—	—	7,582,090
Total investments	$224,194,781	$—	$—	$224,194,781
(a)    See Note 1—“Description of Plan” for more information about the Newmark Fund.